ORGANIZATION AND PRINCIPAL ACTIVITIES (DETAILS 3) (CNY)	1 Months Ended	12 Months Ended
	Jan. 31, 2010	Dec. 31, 2012 office	Dec. 31, 2011 office	Dec. 31, 2010 office
Organization and Principal Activities [Line Items]
Net income (loss)		(50,084,000)	(340,410,000)	(163,700,000)
Net cash provided by (used in) operating activities		(31,734,000)	(314,966,000)	(118,458,000)
Accumulated deficit		(691,891,000)	(638,380,000)
Gross proceeds from initial public offering	557,500,000
Number of sales offices		321	386	621
Xian
Organization and Principal Activities [Line Items]
Ownership held after all transactions		10.00%
Fund Management Partnership
Organization and Principal Activities [Line Items]
Ownership held after all transactions		75.00%
TianRe Fund I
Organization and Principal Activities [Line Items]
Ownership held after all transactions		4.14%
Huaxing
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Chuangfu
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Anxin Inv
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Hui Jin
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
IFM Co.
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
IFM Beijing
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Genius
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Shanghai Ruifeng
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Beijing Anxin
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Anshijie
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
MMC BJ
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
MMC SH
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
IFM BJ Broker
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
IFM BJ Inv
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Ruifeng Inv
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Huachuang
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
BVMC
Organization and Principal Activities [Line Items]
Ownership held after all transactions		85.00%
PRI
Organization and Principal Activities [Line Items]
Ownership held after all transactions		70.00%
COM
Organization and Principal Activities [Line Items]
Ownership held after all transactions		85.00%
Kaian
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
TianRe Co., Ltd.
Organization and Principal Activities [Line Items]
Ownership held after all transactions		75.00%
Kudian
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
GZASJ
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
CD Ruichuangyuan
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Beijing SG Xinrui Real Estate Brokerage Co., Ltd.
Organization and Principal Activities [Line Items]
Ownership held after all transactions		55.00%
CIR
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Shenzhen CIR
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
IFM SH
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
IFM CD
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Chengdu Yichuan
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
MMC CD
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Shanggu
Organization and Principal Activities [Line Items]
Ownership held after all transactions		55.00%
SG HK
Organization and Principal Activities [Line Items]
Ownership held after all transactions		55.00%
Beijing SG New Century Consulting Service Company
Organization and Principal Activities [Line Items]
Ownership held after all transactions		55.00%
Shenzhen Quancheng Management Services Co.Ltd.
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%
Sichuan Ruichuan
Organization and Principal Activities [Line Items]
Ownership held after all transactions		100.00%